Fees and Expenses	Mar. 31, 2026
Towpath Focus Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Institutional Share Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Institutional Share Class
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.21%
Acquired Fund Fees and Expenses (1)	0.02%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement (2)	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2)	The Oelschlager Investments, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2027, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.10% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees, on 60 days’ written notice to the Adviser.

Expense Example [Heading]	Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example Narrative [Text Block]

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver in 1 Year example. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$95	$296	$515	$1,143

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2025, the Fund’s portfolio turnover rate was 9.78%.

Portfolio Turnover, Rate	9.78%
Towpath Technology Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Institutional Share Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Institutional Share Class
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	1.11%
Acquired Fund Fees and Expenses (1)	0.02%
Total Annual Fund Operating Expenses	1.83%
Fee Waiver and/or Expense Reimbursement (2)	(0.71)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2)	Oelschlager Investments, LLC (the "Adviser") has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2027, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.10% of the Fund's average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

Expense Example [Heading]	Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example Narrative [Text Block]

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver in 1 Year example. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$114	$507	$924	$2,090

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended November 30, 2025, the Fund’s portfolio turnover rate was 5.62%.

Portfolio Turnover, Rate	5.62%